STOCKHOLDERS DEFICIT (Details 2) - USD ($)	1 Months Ended				12 Months Ended
	Mar. 22, 2021	Feb. 19, 2021	Jun. 30, 2020	Sep. 19, 2018	Dec. 31, 2020	Dec. 31, 2019
Total debt					$ 2,737,787,000
Total accrued interest					241,531,000
Total debt and accrued interests					$ 2,737,847,000
Common stock shares		2,236	500,000	556,136	7,957,013
Warrants (exercise $0.25)					1,121,705
Warrants (exercise $0.75)					1,121,705
Warrants (exercise $0.20)					4,713,603
Warrants (Exercise $0.15)					700,000
Warrants (Exercise $0.50)					500,000
Auctus
Total debt					$ 249,119,000	$ 107,500,000
Total accrued interest					145,544,000	$ 38,044,000
Total debt and accrued interests					$ 328,422,000
Common stock shares					500,000
Warrants (exercise $0.25)					0
Warrants (exercise $0.75)					0
Warrants (exercise $0.20)					0
Warrants (Exercise $0.15)					700,000
Warrants (Exercise $0.50)					0
Series F-2 Convertible Preferred Shares
Total debt					$ 292,290,000
Total accrued interest					13,030,000
Total debt and accrued interests					$ 305,320,000
Common stock shares	50				1,167,630
Warrants (exercise $0.25)					119,656
Warrants (exercise $0.75)					119,656
Warrants (exercise $0.20)					928,318
Warrants (Exercise $0.15)					0
Warrants (Exercise $0.50)					0
Ms. Rosenstock
Total debt					$ 50,000,000
Total accrued interest					0
Total debt and accrued interests					$ 50,000,000
Common stock shares					100,000
Warrants (exercise $0.25)					50,000
Warrants (exercise $0.75)					50,000
Warrants (exercise $0.20)					0
Warrants (Exercise $0.15)					0
Warrants (Exercise $0.50)					0
Aquarius
Total debt					$ 107,500,000
Total accrued interest					38,044,000
Total debt and accrued interests					$ 145,544,000
Common stock shares					291,088
Warrants (exercise $0.25)					145,544
Warrants (exercise $0.75)					145,544
Warrants (exercise $0.20)					0
Warrants (Exercise $0.15)					0
Warrants (Exercise $0.50)					0
K2 Medical (Shenghuo)
Total debt					$ 771,927,000
Total accrued interest					31,726,000
Total debt and accrued interests					$ 803,653,000
Common stock shares					1,905,270
Warrants (exercise $0.25)					704,334
Warrants (exercise $0.75)					704,334
Warrants (exercise $0.20)					496,602
Warrants (Exercise $0.15)					0
Warrants (Exercise $0.50)					0
Mr. Case
Total debt					$ 150,000,000
Total accrued interest					29,291,000
Total debt and accrued interests					$ 179,291,000
Common stock shares					896,456
Warrants (exercise $0.25)					0
Warrants (exercise $0.75)					0
Warrants (exercise $0.20)					896,456
Warrants (Exercise $0.15)					0
Warrants (Exercise $0.50)					0
Mr. Grimm
Total debt					$ 50,000,000
Total accrued interest					1,110,000
Total debt and accrued interests					$ 51,050,000
Common stock shares					255,548
Warrants (exercise $0.25)					0
Warrants (exercise $0.75)					0
Warrants (exercise $0.20)					255,548
Warrants (Exercise $0.15)					0
Warrants (Exercise $0.50)					0
Mr. Gould
Total debt					$ 100,000,000
Total accrued interest					11,227,000
Total debt and accrued interests					$ 111,227,000
Common stock shares					556,136
Warrants (exercise $0.25)					0
Warrants (exercise $0.75)					0
Warrants (exercise $0.20)					556,136
Warrants (Exercise $0.15)					0
Warrants (Exercise $0.50)					0
Mr. Mamula
Total debt					$ 15,000,000
Total accrued interest					577,000
Total debt and accrued interests					$ 15,577,000
Common stock shares					77,885
Warrants (exercise $0.25)					0
Warrants (exercise $0.75)					0
Warrants (exercise $0.20)					77,885
Warrants (Exercise $0.15)					0
Warrants (Exercise $0.50)					0
Dr. Imhoff
Total debt					$ 363,480,000
Total accrued interest					36,937,000
Total debt and accrued interests					$ 400,417,000
Common stock shares					1,699,255
Warrants (exercise $0.25)					100,944
Warrants (exercise $0.75)					100,944
Warrants (exercise $0.20)					1,497,367
Warrants (Exercise $0.15)					0
Warrants (Exercise $0.50)					0
Mr. James
Total debt					$ 2,000,000
Total accrued interest					286,000
Total debt and accrued interests					$ 2,286,000
Common stock shares					7,745
Warrants (exercise $0.25)					1,227
Warrants (exercise $0.75)					1,227
Warrants (exercise $0.20)					5,291
Warrants (Exercise $0.15)					0
Warrants (Exercise $0.50)					0
Mr. Clavijo
Total debt					$ 125,000,000
Total accrued interest					0
Total debt and accrued interests					$ 125,000,000
Common stock shares					500,000
Warrants (exercise $0.25)					0
Warrants (exercise $0.75)					0
Warrants (exercise $0.20)					0
Warrants (Exercise $0.15)					0
Warrants (Exercise $0.50)					500,000
Mr. Wells
Total debt					$ 220,000,000
Total accrued interest					0
Total debt and accrued interests					$ 220,000,000
Common stock shares					0
Warrants (exercise $0.25)					0
Warrants (exercise $0.75)					0
Warrants (exercise $0.20)					0
Warrants (Exercise $0.15)					0
Warrants (Exercise $0.50)					0